Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 501	$ 300
Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	2	82
1 year | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	13	71
1 year | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	2	82
Later than one year and not later than three years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	70	6
Later than one year and not later than three years | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
Later than three years and not later than five years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	418	223
Later than three years and not later than five years | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0